Schedule of Investments (unaudited)	iShares® MSCI Canada ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.4%
CAE Inc.(a)	730,755	$18,250,821

Airlines — 0.2%
Air Canada(a)(b)	402,861	7,067,625

Auto Components — 0.9%
Magna International Inc.	661,705	42,940,069

Banks — 26.0%
Bank of Montreal	1,500,997	163,277,999
Bank of Nova Scotia (The)	2,814,806	190,895,410
Canadian Imperial Bank of Commerce	2,088,647	114,897,465
National Bank of Canada	783,480	60,133,801
Royal Bank of Canada	3,279,967	342,738,853
Toronto-Dominion Bank (The)	4,219,908	322,485,913
		1,194,429,441
Capital Markets — 4.0%
Brookfield Asset Management Inc., Class A	3,268,833	165,295,931
IGM Financial Inc.	192,350	5,924,779
TMX Group Ltd.	128,640	13,997,488
		185,218,198
Chemicals — 2.7%
Nutrien Ltd.	1,277,654	124,861,297

Commercial Services & Supplies — 0.8%
GFL Environmental Inc.	414,750	12,657,114
Nuvei Corp.(a)(c)	153,424	7,856,483
Ritchie Bros Auctioneers Inc.	256,199	15,420,350
		35,933,947
Construction & Engineering — 0.6%
WSP Global Inc.	271,101	29,925,384

Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	350,920	16,846,158

Diversified Financial Services — 0.2%
Onex Corp.	171,296	10,220,745

Diversified Telecommunication Services — 0.8%
BCE Inc.	167,021	9,099,432
TELUS Corp.	1,051,560	26,312,902
		35,412,334
Electric Utilities — 2.3%
Emera Inc.	604,848	30,064,271
Fortis Inc.	1,091,206	55,032,637
Hydro One Ltd.(c)	759,473	21,183,704
		106,280,612
Equity Real Estate Investment Trusts (REITs) — 0.3%
Canadian Apartment Properties REIT	199,904	7,823,258
RioCan REIT	357,173	6,424,229
		14,247,487
Food & Staples Retailing — 4.1%
Alimentation Couche-Tard Inc.	1,962,644	89,175,120
Empire Co. Ltd., Class A, NVS	381,718	12,509,160
George Weston Ltd.	170,124	20,879,986
Loblaw Companies Ltd.	386,134	35,623,178
Metro Inc.	558,123	30,826,163
		189,013,607

Security	Shares	Value
Food Products — 0.3%
Saputo Inc.	576,888	$11,598,420

Gas Utilities — 0.3%
AltaGas Ltd.	649,431	15,680,612

Hotels, Restaurants & Leisure — 0.8%
Restaurant Brands International Inc.	680,803	35,750,433

Independent Power and Renewable Electricity Producers — 0.6%
Brookfield Renewable Corp., Class A	296,654	10,685,501
Northland Power Inc.	525,412	15,934,541
		26,620,042
Insurance — 6.7%
Fairfax Financial Holdings Ltd.	57,588	31,960,350
Great-West Lifeco Inc.	644,483	17,685,895
iA Financial Corp. Inc.	247,253	12,839,133
Intact Financial Corp.	407,803	58,920,819
Manulife Financial Corp.	4,499,434	83,347,226
Power Corp. of Canada	1,295,664	37,419,936
Sun Life Financial Inc.	1,356,867	66,274,454
		308,447,813
IT Services — 3.1%
CGI Inc.(a)	506,438	43,270,550
Shopify Inc., Class A(a)	263,906	99,075,593
		142,346,143
Leisure Products — 0.1%
BRP Inc.	86,609	6,732,337

Media — 0.9%
Quebecor Inc., Class B	384,095	8,715,284
Shaw Communications Inc., Class B, NVS	1,103,124	31,257,433
		39,972,717
Metals & Mining — 8.2%
Agnico Eagle Mines Ltd.	1,056,965	56,021,610
Barrick Gold Corp.	4,121,058	84,418,400
First Quantum Minerals Ltd.(b)	1,360,641	39,393,346
Franco-Nevada Corp.	442,786	62,638,019
Ivanhoe Mines Ltd., Class A(a)	1,388,603	10,583,178
Kinross Gold Corp.	2,879,899	12,932,622
Lundin Mining Corp.	1,520,050	13,531,852
Pan American Silver Corp.	483,201	10,627,862
Teck Resources Ltd., Class B	1,098,246	45,532,688
Wheaton Precious Metals Corp.	1,044,180	43,126,033
		378,805,610
Multi-Utilities — 0.7%
Algonquin Power & Utilities Corp.	1,550,482	22,555,140
Canadian Utilities Ltd., Class A, NVS	293,539	9,313,136
		31,868,276
Multiline Retail — 1.2%
Canadian Tire Corp. Ltd., Class A, NVS	130,705	17,957,794
Dollarama Inc.	655,498	38,018,210
		55,976,004
Oil, Gas & Consumable Fuels — 20.3%
ARC Resources Ltd.	1,561,986	23,525,187
Cameco Corp.	918,150	22,495,528
Canadian Natural Resources Ltd.	2,725,593	180,384,544
Cenovus Energy Inc.	3,231,205	74,901,317
Enbridge Inc.	4,692,975	216,792,924
Imperial Oil Ltd.	542,802	29,731,053
Keyera Corp.	507,812	13,533,891

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Parkland Corp.(b)	355,590	$10,587,437
Pembina Pipeline Corp.	1,274,624	51,394,097
Suncor Energy Inc.	3,316,359	133,430,454
TC Energy Corp.	2,272,064	131,507,930
Tourmaline Oil Corp.	726,313	44,835,766
		933,120,128
Paper & Forest Products — 0.4%
West Fraser Timber Co. Ltd.(b)	180,258	16,631,307

Pharmaceuticals — 0.1%
Bausch Health Companies Inc.(a)	626,151	6,084,038

Professional Services — 0.8%
Thomson Reuters Corp.	392,500	38,848,144

Real Estate Management & Development — 0.3%
FirstService Corp.	90,770	11,623,526

Road & Rail — 7.1%
Canadian National Railway Co.	1,382,349	157,180,245
Canadian Pacific Railway Ltd.	2,153,260	153,640,127
TFI International Inc.	192,682	15,823,125
		326,643,497
Software — 2.5%
BlackBerry Ltd.(a)	1,261,937	7,602,451
Constellation Software Inc.	46,624	73,381,240
Lightspeed Commerce Inc.(a)	308,393	8,019,169
Open Text Corp.	626,671	25,684,172
		114,687,032
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear Inc.	445,603	14,035,517

Trading Companies & Distributors — 0.4%
Toromont Industries Ltd.	191,286	16,966,736

Security	Shares	Value
Wireless Telecommunication Services — 0.9%
Rogers Communications Inc., Class B, NVS	820,768	$42,094,493

Total Common Stocks — 99.7%
(Cost: $4,581,405,310)		4,585,180,550

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	36,596,515	36,596,515
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	2,090,000	2,090,000
		38,686,515
Total Short-Term Securities — 0.8%
(Cost: $38,682,249)		38,686,515

Total Investments in Securities — 100.5%
(Cost: $4,620,087,559)		4,623,867,065

Liabilities in Excess of Other Assets — (0.5)%		(22,792,158)

Net Assets — 100.0%		$4,601,074,907

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,373,472	$27,226,501	(a)	$—	$(7,724)	$4,266	$36,596,515	36,596,515	$109,251	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,600,000	490,000	(a)	—	—	—	2,090,000	2,090,000	2,375		—
					$(7,724)	$4,266	$38,686,515		$111,626		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Canada ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	80	06/16/22	$15,856	$(107,222)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,585,180,550	$—	$—	$4,585,180,550
Money Market Funds	38,686,515	—	—	38,686,515
	$4,623,867,065	$—	$—	$4,623,867,065
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(107,222)	$—	$—	$(107,222)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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